Consolidated Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Exchange-Traded Funds–52.04%
Invesco Emerging Markets Sovereign Debt ETF(b)(c)	1,700,000	$33,847,000
Invesco High Yield Bond Factor ETF(b)	1,076,000	23,435,280
Invesco International Developed Dynamic Multifactor ETF(b)(c)	5,817,300	144,981,659
Invesco Russell 1000® Dynamic Multifactor ETF(b)(c)	4,586,860	232,095,116
Invesco Russell 2000® Dynamic Multifactor ETF(b)(c)	1,607,300	61,447,079
iShares iBoxx High Yield Corporate Bond ETF(c)	922,000	69,611,000
Total Exchange-Traded Funds (Cost $454,771,106)		565,417,134
Common Stocks & Other Equity Interests–21.76%
Advertising–0.08%
Trade Desk, Inc. (The), Class A(d)	9,874	901,101
Aerospace & Defense–0.54%
Airbus SE (France)	25,728	3,790,379
Axon Enterprise, Inc.(d)	2,404	446,976
Howmet Aerospace, Inc.	12,672	648,046
TransDigm Group, Inc.	1,032	928,511
		5,813,912
Air Freight & Logistics–0.35%
United Parcel Service, Inc., Class B	4,257	796,613
ZTO Express (Cayman), Inc. (China)	5,979	165,165
ZTO Express (Cayman), Inc., ADR (China)	103,814	2,886,029
		3,847,807
Apparel, Accessories & Luxury Goods–1.22%
Brunello Cucinelli S.p.A. (Italy)	5,334	451,442
Cie Financiere Richemont S.A. (Switzerland)	14,835	2,390,351
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023 (Switzerland)(d)	36,082	44,459
Ermenegildo Zegna N.V. (Italy)	19,581	310,750
Hermes International (France)	693	1,533,447
Kering S.A. (France)	2,835	1,629,543
LVMH Moet Hennessy Louis Vuitton SE (France)	6,090	5,685,480
PRADA S.p.A. (Italy)	172,600	1,224,625
		13,270,097
Application Software–1.30%
Adobe, Inc.(d)	4,882	2,666,402
Cadence Design Systems, Inc.(d)	1,461	341,889
Dassault Systemes SE (France)	16,213	693,945
Datadog, Inc., Class A(d)	8,514	993,754
Fair Isaac Corp.(d)	336	281,558
HubSpot, Inc.(d)	1,525	885,339
Intuit, Inc.	5,236	2,679,261
Manhattan Associates, Inc.(d)	4,041	770,296
Nice Ltd., ADR (Israel)(d)	2,916	635,251
Shares		Value
Application Software–(continued)
Procore Technologies, Inc.(d)	5,179	$392,827
Samsara, Inc., Class A(d)	16,814	469,783
SAP SE (Germany)	12,700	1,736,990
Splunk, Inc.(d)	2,737	296,499
Synopsys, Inc.(d)	2,180	984,924
Xero Ltd. (New Zealand)(d)	4,218	347,026
		14,175,744
Asset Management & Custody Banks–0.08%
Ares Management Corp., Class A	4,822	478,439
KKR & Co., Inc., Class A	6,011	356,933
		835,372
Automotive Parts & Equipment–0.07%
Aptiv PLC(d)	3,300	361,317
Mobileye Global, Inc., Class A (Israel)(d)	9,441	360,457
		721,774
Automotive Retail–0.05%
O’Reilly Automotive, Inc., Class R(d)	571	528,626
Biotechnology–0.31%
Abcam PLC, ADR (United Kingdom)(d)	11,342	265,857
Alnylam Pharmaceuticals, Inc.(d)	1,113	217,480
Argenx SE, ADR (Netherlands)(d)	1,242	626,564
BeiGene Ltd., ADR (China)(d)	3,593	769,692
CSL Ltd. (Australia)	3,999	720,916
Exact Sciences Corp.(d)	4,705	458,926
Zai Lab Ltd., ADR (China)(d)	9,077	272,855
		3,332,290
Brewers–0.12%
Ambev S.A. (Brazil)	422,402	1,327,390
Broadline Retail–0.57%
Alibaba Group Holding Ltd. (China)(d)	14,700	187,239
Amazon.com, Inc.(d)	5,040	673,747
Dollarama, Inc. (Canada)	19,818	1,305,420
JD.com, Inc., ADR (China)	47,151	1,947,808
Next PLC (United Kingdom)	12,659	1,145,681
PDD Holdings, Inc., ADR (China)(d)	10,386	932,870
		6,192,765
Building Products–0.27%
Assa Abloy AB, Class B (Sweden)	44,137	1,059,906
Daikin Industries Ltd. (Japan)	5,900	1,192,239
Owens Corning	2,997	419,550
Trane Technologies PLC	1,254	250,098
		2,921,793
Cable & Satellite–0.03%
Charter Communications, Inc., Class A(d)	784	317,669
Cargo Ground Transportation–0.11%
Old Dominion Freight Line, Inc.	1,674	702,226

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Cargo Ground Transportation–(continued)
Saia, Inc.(d)	1,083	$458,261
		1,160,487
Casinos & Gaming–0.28%
DraftKings, Inc., Class A(d)	14,284	453,946
Entain PLC (United Kingdom)	17,578	313,107
Flutter Entertainment PLC (Ireland)(d)	7,337	1,461,667
Las Vegas Sands Corp.(d)	13,249	792,423
		3,021,143
Commodity Chemicals–0.19%
LG Chem Ltd. (South Korea)	4,155	2,116,036
Construction & Engineering–0.19%
Comfort Systems USA, Inc.	3,062	532,696
Quanta Services, Inc.	4,901	988,140
WillScot Mobile Mini Holdings Corp.(d)	10,917	523,470
		2,044,306
Construction Machinery & Heavy Transportation Equipment– 0.14%
Epiroc AB, Class A (Sweden)	77,167	1,533,616
Construction Materials–0.14%
Eagle Materials, Inc.	1,743	321,357
James Hardie Industries PLC, CDI (Australia)(d)	26,273	768,367
Vulcan Materials Co.	1,739	383,449
		1,473,173
Consumer Staples Merchandise Retail–0.15%
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	402,068	1,673,823
Copper–0.03%
Antofagasta PLC (Chile)	4,593	98,793
Freeport-McMoRan, Inc.	5,554	247,986
		346,779
Distillers & Vintners–0.48%
Davide Campari-Milano N.V. (Italy)	104,774	1,410,320
Pernod Ricard S.A. (France)	17,281	3,806,390
		5,216,710
Diversified Banks–1.25%
Banco Bradesco S.A., Preference Shares (Brazil)	161,952	570,578
Banco Santander Chile (Chile)	10,835,386	578,485
Credicorp Ltd. (Peru)	4,891	768,132
HDFC Bank Ltd. (India)	264,256	5,308,224
ICICI Bank Ltd., ADR (India)	37,891	930,982
Kotak Mahindra Bank Ltd. (India)	183,235	4,135,454
NU Holdings Ltd., Class A (Brazil)(d)	95,446	759,750
PT Bank Central Asia Tbk (Indonesia)	914,300	553,204
Sberbank of Russia PJSC (Russia)(e)	11,951	0
		13,604,809
Diversified Financial Services–0.05%
FirstRand Ltd. (South Africa)	125,461	510,567
Diversified Metals & Mining–0.35%
Glencore PLC (Australia)(d)	41,590	252,535
Shares		Value
Diversified Metals & Mining–(continued)
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	687,609	$3,574,170
		3,826,705
Diversified Real Estate Activities–0.25%
DLF Ltd. (India)	431,694	2,722,217
Electrical Components & Equipment–0.19%
AMETEK, Inc.	3,663	580,952
Havells India Ltd. (India)	18,713	303,515
Rockwell Automation, Inc.	1,265	425,407
Schneider Electric SE (France)	2,441	435,371
WEG S.A. (Brazil)	40,736	343,892
		2,089,137
Electronic Components–0.15%
Murata Manufacturing Co. Ltd. (Japan)	12,600	744,340
Omron Corp. (Japan)	2,600	139,669
TDK Corp. (Japan)	19,900	761,586
		1,645,595
Electronic Equipment & Instruments–0.27%
Keyence Corp. (Japan)	6,600	2,962,874
Environmental & Facilities Services–0.14%
Clean Harbors, Inc.(d)	1,680	279,317
Rentokil Initial PLC (United Kingdom)	153,756	1,254,981
		1,534,298
Financial Exchanges & Data–0.56%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	232,900	733,854
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	10,300	433,914
London Stock Exchange Group PLC (United Kingdom)	13,741	1,490,929
MSCI, Inc.	994	544,791
S&P Global, Inc.	7,323	2,888,997
		6,092,485
Food Retail–0.20%
Alimentation Couche-Tard, Inc. (Canada)	20,502	1,037,966
HelloFresh SE (Germany)(d)	10,684	304,312
Kobe Bussan Co. Ltd. (Japan)	21,700	578,172
Ocado Group PLC (United Kingdom)(d)	24,498	294,615
		2,215,065
Footwear–0.08%
Arezzo Industria e Comercio S.A. (Brazil)	7,041	122,692
Deckers Outdoor Corp.(d)	868	471,923
On Holding AG, Class A (Switzerland)(d)	8,369	301,284
		895,899
Health Care Equipment–0.65%
Boston Scientific Corp.(d)	3,943	204,445
DexCom, Inc.(d)	6,291	783,607
IDEXX Laboratories, Inc.(d)	2,103	1,166,597
Inspire Medical Systems, Inc.(d)	1,688	485,823
Insulet Corp.(d)	1,715	474,626
Intuitive Surgical, Inc.(d)	1,872	607,277
Medtronic PLC	3,990	350,162
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Health Care Equipment–(continued)
MicroTech Medical Hangzhou Co. Ltd., H Shares (China)(d)(f)	14,500	$9,578
Penumbra, Inc.(d)	1,424	431,985
ResMed, Inc.	7,629	1,696,308
Shockwave Medical, Inc.(d)	1,415	368,749
Siemens Healthineers AG (Germany)(f)	8,336	484,358
		7,063,515
Health Care Facilities–0.08%
Encompass Health Corp.	6,104	403,047
Tenet Healthcare Corp.(d)	6,244	466,614
		869,661
Health Care Services–0.07%
Dr Lal PathLabs Ltd. (India)(f)	16,789	474,935
New Horizon Health Ltd. (China)(d)(f)	75,000	254,774
		729,709
Health Care Supplies–0.29%
Align Technology, Inc.(d)	983	371,466
ConvaTec Group PLC (United Kingdom)(f)	148,524	397,422
Cooper Cos., Inc. (The)	1,007	393,999
EssilorLuxottica S.A. (France)	5,672	1,140,619
Hoya Corp. (Japan)	7,700	893,020
		3,196,526
Home Improvement Retail–0.02%
Floor & Decor Holdings, Inc., Class A(d)	2,349	269,783
Homebuilding–0.13%
D.R. Horton, Inc.	7,330	931,056
TopBuild Corp.(d)	1,661	454,998
		1,386,054
Hotels, Resorts & Cruise Lines–0.62%
Amadeus IT Group S.A. (Spain)	29,466	2,114,885
H World Group Ltd. (China)(d)	4,900	23,448
H World Group Ltd., ADR (China)(d)	64,513	3,099,205
Hilton Worldwide Holdings, Inc.	1,169	181,768
Marriott International, Inc., Class A	2,520	508,561
Trainline PLC (United Kingdom)(d)(f)	248,555	840,066
		6,767,933
Human Resource & Employment Services–0.01%
Benefit One, Inc. (Japan)	15,000	155,175
Industrial Conglomerates–0.18%
Hitachi Ltd. (Japan)	9,800	641,408
Siemens AG (Germany)	2,872	489,373
SM Investments Corp. (Philippines)	51,154	850,291
		1,981,072
Industrial Machinery & Supplies & Components–0.48%
Aalberts N.V. (Netherlands)	10,004	451,918
Atlas Copco AB, Class A (Sweden)	184,106	2,621,743
Ingersoll Rand, Inc.	8,259	539,065
Lincoln Electric Holdings, Inc.	2,222	445,977
Parker-Hannifin Corp.	1,382	566,634
VAT Group AG (Switzerland)(f)	1,348	573,131
		5,198,468
Shares		Value
Insurance Brokers–0.03%
Arthur J. Gallagher & Co.	1,638	$351,842
Integrated Oil & Gas–0.16%
Galp Energia SGPS S.A. (Portugal)	42,048	559,651
Novatek PJSC, GDR (Russia)(d)(e)(f)	6,594	387,727
TotalEnergies SE (France)	13,905	844,650
		1,792,028
Interactive Home Entertainment–0.22%
NetEase, Inc., ADR (China)	22,468	2,443,170
Interactive Media & Services–1.62%
Alphabet, Inc., Class A(d)	58,070	7,707,050
Auto Trader Group PLC (United Kingdom)(f)	83,351	691,414
Kakao Corp. (South Korea)	7,782	313,652
Meta Platforms, Inc., Class A(d)	15,043	4,792,700
Rightmove PLC (United Kingdom)	87,584	641,767
Tencent Holdings Ltd. (China)	74,317	3,410,992
		17,557,575
Internet Services & Infrastructure–0.11%
MongoDB, Inc.(d)	2,001	847,224
Snowflake, Inc., Class A(d)	2,158	383,498
		1,230,722
IT Consulting & Other Services–0.40%
Capgemini SE (France)	2,173	394,484
EPAM Systems, Inc.(d)	3,500	828,835
Tata Consultancy Services Ltd. (India)	74,781	3,111,870
		4,335,189
Life & Health Insurance–0.12%
AIA Group Ltd. (Hong Kong)	83,800	837,410
Legal & General Group PLC (United Kingdom)	162,173	485,559
		1,322,969
Life Sciences Tools & Services–0.66%
Agilent Technologies, Inc.	4,081	496,943
Avantor, Inc.(d)	12,495	257,022
Bruker Corp.	4,641	318,930
Charles River Laboratories International, Inc.(d)	1,005	210,588
Danaher Corp.	1,258	320,866
ICON PLC(d)	1,620	407,284
Illumina, Inc.(d)	2,122	407,742
IQVIA Holdings, Inc.(d)	2,899	648,680
Lonza Group AG (Switzerland)	1,703	988,426
Samsung Biologics Co. Ltd. (South Korea)(d)(f)	1,970	1,184,256
Sartorius Stedim Biotech (France)	2,469	771,539
West Pharmaceutical Services, Inc.	1,907	701,852
Wuxi Biologics Cayman, Inc. (China)(d)(f)	83,300	478,387
		7,192,515
Movies & Entertainment–0.16%
CTS Eventim AG & Co. KGaA (Germany)	11,661	795,470
Liberty Media Corp.-Liberty Formula One, Class C(d)	6,303	457,598
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Movies & Entertainment–(continued)
Universal Music Group N.V. (Netherlands)	19,977	$516,399
		1,769,467
Multi-line Insurance–0.02%
Allianz SE (Germany)	814	194,530
Oil & Gas Equipment & Services–0.04%
TechnipFMC PLC (United Kingdom)(d)	21,498	394,273
Oil & Gas Exploration & Production–0.04%
Diamondback Energy, Inc.	3,101	456,839
Oil & Gas Refining & Marketing–0.16%
Reliance Industries Ltd. (India)	57,182	1,770,944
Oil & Gas Storage & Transportation–0.03%
Targa Resources Corp.	3,864	316,809
Other Specialty Retail–0.09%
JD Sports Fashion PLC (United Kingdom)	458,894	929,813
Packaged Foods & Meats–0.07%
Barry Callebaut AG (Switzerland)	124	232,446
Lamb Weston Holdings, Inc.	4,983	516,388
		748,834
Personal Care Products–0.12%
LG H&H Co. Ltd. (South Korea)	538	180,676
L’Oreal S.A. (France)	2,420	1,124,663
		1,305,339
Pharmaceuticals–0.46%
Daiichi Sankyo Co. Ltd. (Japan)	15,700	485,616
Novo Nordisk A/S, Class B (Denmark)	26,655	4,299,226
Phathom Pharmaceuticals, Inc.(d)	12,862	195,631
		4,980,473
Property & Casualty Insurance–0.03%
Kinsale Capital Group, Inc.	785	292,515
Rail Transportation–0.04%
Canadian Pacific Kansas City Ltd. (Canada)	5,044	415,071
Real Estate Development–0.06%
Oberoi Realty Ltd. (India)	48,293	657,692
Real Estate Operating Companies–0.00%
Hongkong Land Holdings Ltd. (Hong Kong)	1,400	4,985
Real Estate Services–0.05%
CoStar Group, Inc.(d)	6,063	509,110
Reinsurance–0.03%
Everest Group Ltd.	1,029	370,965
Research & Consulting Services–0.19%
Equifax, Inc.	5,244	1,070,195
Experian PLC	11,134	429,752
KBR, Inc.	6,140	377,549
Shares		Value
Research & Consulting Services–(continued)
Nihon M&A Center Holdings, Inc. (Japan)	40,000	$229,135
		2,106,631
Restaurants–0.75%
Chipotle Mexican Grill, Inc.(d)	415	814,346
Compass Group PLC (United Kingdom)	59,313	1,542,730
Meituan, B Shares (China)(d)(f)	49,321	938,335
Yum China Holdings, Inc. (China)	73,049	4,457,450
Yum! Brands, Inc.	2,841	391,121
		8,143,982
Semiconductor Materials & Equipment–0.38%
AIXTRON SE (Germany)	17,046	676,962
ASM International N.V. (Netherlands)	935	443,992
ASML Holding N.V. (Netherlands)	3,369	2,411,834
Entegris, Inc.	4,495	493,146
Lam Research Corp.	208	149,446
		4,175,380
Semiconductors–1.40%
Analog Devices, Inc.	16,674	3,326,963
First Solar, Inc.(d)	2,057	426,622
GLOBALFOUNDRIES, Inc.(d)	6,360	405,068
Lattice Semiconductor Corp.(d)	6,911	628,486
Marvell Technology, Inc.	16,792	1,093,663
MediaTek, Inc. (Taiwan)	3,000	65,868
Monolithic Power Systems, Inc.	1,390	777,691
NVIDIA Corp.	1,781	832,243
ON Semiconductor Corp.(d)	2,558	275,625
Silergy Corp. (China)	8,000	84,327
Silicon Laboratories, Inc.(d)	1,725	257,267
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	388,000	6,987,493
		15,161,316
Soft Drinks & Non-alcoholic Beverages–0.23%
Britvic PLC (United Kingdom)	46,130	511,366
Celsius Holdings, Inc.(d)	2,613	378,101
Fomento Economico Mexicano S.A.B. de C.V., Series CPO (Mexico)	122,501	1,388,369
Monster Beverage Corp.(d)	3,593	206,562
		2,484,398
Specialized Finance–0.02%
Jio Financial Services Ltd. (India)(d)	57,182	182,047
Specialty Chemicals–0.14%
Ecolab, Inc.	1,231	225,445
Sika AG (Switzerland)	3,991	1,241,248
		1,466,693
Steel–0.06%
Vale S.A., ADR (Brazil)	40,801	596,919
Systems Software–0.23%
Gitlab, Inc., Class A(d)	5,036	249,937
Microsoft Corp.	3,393	1,139,776
Monday.com Ltd.(d)	1,496	270,447
Palo Alto Networks, Inc.(d)	3,171	792,623
		2,452,783
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Technology Hardware, Storage & Peripherals–0.16%
Samsung Electronics Co. Ltd. (South Korea)	30,822	$1,689,397
Trading Companies & Distributors–0.30%
Ashtead Group PLC (United Kingdom)	7,584	560,504
Ferguson PLC	6,480	1,040,193
RS GROUP PLC (United Kingdom)	45,896	461,730
United Rentals, Inc.	734	341,075
W.W. Grainger, Inc.	1,091	805,693
		3,209,195
Transaction & Payment Processing Services–0.34%
Adyen N.V. (Netherlands)(d)(f)	343	637,128
Edenred (France)	14,659	951,694
Fidelity National Information Services, Inc.	3,069	185,306
FleetCor Technologies, Inc.(d)	2,129	529,929
Visa, Inc., Class A	5,772	1,372,178
		3,676,235
Wireless Telecommunication Services–0.12%
America Movil S.A.B. de C.V., ADR (Mexico)	60,028	1,255,786
Total Common Stocks & Other Equity Interests (Cost $197,682,463)		236,434,391
Principal Amount
U.S. Treasury Securities–20.29%
U.S. Treasury Notes–20.29%
3.88%, 12/31/2027	$23,390,000	23,037,779
3.88%, 12/31/2029	68,550,000	67,606,099
1.88%, 02/15/2032(g)	152,780,000	129,779,448
Total U.S. Treasury Securities (Cost $235,810,078)		220,423,326
Shares
Preferred Stocks–0.09%
Diversified Banks–0.01%
Socium Re Ltd., Series 2019-1, Pfd.(e)	264,345	145,975
Diversified Support Services–0.08%
Harambee Re Ltd., Pfd.(e)	223	22,703
Kinesis Reinsurance I Ltd., Series 2019-1, Pfd.(e)	116,394	30,509
Mt. Logan Re Ltd., Pfd.(e)	759	684,884
Thopas Re Ltd., Pfd.(e)	73	4,402
Turing Re Ltd., Series 2019-1, Pfd.(e)(f)	13,286	42,643
Shares		Value
Diversified Support Services–(continued)
Viribus Re Ltd., Pfd.(e)	399,749	$37,032
		822,173
Total Preferred Stocks (Cost $3,955,256)		968,148
Principal Amount
Event-Linked Bonds–0.06%
Diversified Financial Services–0.06%
Limestone Re Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 12/31/2024(e)(f)(h)	$15,620	20,929
Sector Re V Ltd. (Multinational), Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(e)(f)(h)	1,228,541	681,470
Total Event-Linked Bonds (Cost $1,244,162)		702,399
Shares
Money Market Funds–4.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(b)(i)	15,360,664	15,360,664
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(b)(i)	10,968,605	10,969,702
Invesco Treasury Portfolio, Institutional Class, 5.18%(b)(i)	17,555,044	17,555,044
Total Money Market Funds (Cost $43,885,666)		43,885,410
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.28% (Cost $937,348,731)		1,067,830,808
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.90%
Invesco Private Government Fund, 5.24%(b)(i)(j)	20,998,524	20,998,524
Invesco Private Prime Fund, 5.38%(b)(i)(j)	53,996,205	53,996,205
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,991,487)		74,994,729
TOTAL INVESTMENTS IN SECURITIES–105.18% (Cost $1,012,340,218)		1,142,825,537
OTHER ASSETS LESS LIABILITIES—(5.18)%		(56,314,583)
NET ASSETS–100.00%		$1,086,510,954
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Invesco BulletShares 2023 Corporate Bond ETF	$136,622,570	$-	$(137,073,790)	$261,980	$189,240	$-	$63,124
Invesco BulletShares 2025 Corporate Bond ETF	-	137,045,944	(137,181,278)	-	135,334	-	1,549,458
Invesco Emerging Markets Sovereign Debt ETF	-	64,605,416	(32,341,880)	833,000	750,464	33,847,000	873,638
Invesco High Yield Bond Factor ETF	22,644,420	-	(107,729)	898,589	-	23,435,280	1,200,676
Invesco International Developed Dynamic Multifactor ETF	91,450,714	20,568,491	-	32,962,454	-	144,981,659	2,434,048
Invesco Russell 1000® Dynamic Multifactor ETF	207,235,310	-	(10,526,566)	31,407,676	3,978,696	232,095,116	2,658,223
Invesco Russell 2000® Dynamic Multifactor ETF	56,866,274	-	-	4,580,805	-	61,447,079	658,045
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,265,568	94,106,321	(84,011,226)	1	-	15,360,664	458,596
Invesco Liquid Assets Portfolio, Institutional Class	3,771,624	67,218,801	(60,018,491)	(353)	(1,879)	10,969,702	338,787
Invesco Treasury Portfolio, Institutional Class	6,017,793	107,550,081	(96,012,830)	-	-	17,555,044	523,206
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,044,769	198,690,723	(181,736,968)	-	-	20,998,524	219,881*
Invesco Private Prime Fund	10,398,787	398,805,294	(355,218,139)	2,670	7,593	53,996,205	616,411*
Investments in Other Affiliates:
Lion Rock Re Ltd., Series S, Pfd.	23,596	-	-	13,904	(37,500)	-	-
Total	$544,341,425	$1,088,591,071	$(1,094,228,897)	$70,960,726	$5,021,948	$614,686,273	$11,594,093

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Non-income producing security.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $8,096,553, which represented less than 1% of the Fund’s Net Assets.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Zero coupon bond issued at a discount.
(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	720	September-2023	$166,122,000	$9,336,764	$9,336,764
MSCI Emerging Markets Index	799	September-2023	42,119,285	2,412,980	2,412,980
Subtotal				11,749,744	11,749,744
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Futures Contracts—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	986	September-2023	$105,324,828	$(2,210,796)	$(2,210,796)
U.S. Treasury 10 Year Notes	375	September-2023	41,777,344	(1,004,883)	(1,004,883)
Subtotal				(3,215,679)	(3,215,679)
Subtotal—Long Futures Contracts				8,534,065	8,534,065
Short Futures Contracts
Equity Risk
E-Mini Russell 2000 Index	613	September-2023	(61,716,840)	(3,890,803)	(3,890,803)
Nikkei 225 Index	9	September-2023	(2,104,101)	(75,311)	(75,311)
S&P/TSX 60 Index	6	September-2023	(1,128,427)	(37,407)	(37,407)
SPI 200 Index	9	September-2023	(1,112,033)	(45,573)	(45,573)
STOXX Europe 600 Index	1,549	September-2023	(40,261,901)	(852,295)	(852,295)
Subtotal—Short Futures Contracts				(4,901,389)	(4,901,389)
Total Futures Contracts				$3,632,676	$3,632,676

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/20/2023	BNP Paribas S.A.	INR	62,557,453	USD	760,008	$406
09/20/2023	BNP Paribas S.A.	JPY	504,820,000	USD	3,668,683	93,085
09/05/2023	Citibank, N.A.	USD	17,132,764	BRL	88,268,000	1,422,043
09/20/2023	Citibank, N.A.	USD	13,797,452	NOK	148,530,000	880,487
09/20/2023	Citibank, N.A.	USD	440,817	PEN	1,620,000	7,107
09/20/2023	Citibank, N.A.	USD	12,563,714	SEK	135,125,000	303,388
09/20/2023	Citibank, N.A.	USD	18,292,926	ZAR	339,160,000	587,747
09/20/2023	Goldman Sachs International	KRW	23,579,100,000	USD	18,595,505	91,111
09/20/2023	Goldman Sachs International	USD	1,641,807	MYR	7,540,000	36,089
09/20/2023	J.P. Morgan Chase Bank, N.A.	AUD	31,320,000	USD	21,181,212	108,432
09/20/2023	J.P. Morgan Chase Bank, N.A.	CLP	413,000,000	USD	506,811	17,081
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	356,612	GBP	285,000	9,219
09/20/2023	Merrill Lynch International	INR	475,482,547	USD	5,802,282	28,748
09/20/2023	Merrill Lynch International	USD	16,309,383	SGD	21,810,000	130,247
09/20/2023	Morgan Stanley and Co. International PLC	USD	15,113,070	COP	64,798,800,000	1,186,578
09/20/2023	Morgan Stanley and Co. International PLC	USD	68,483	HKD	535,000	142
09/20/2023	Standard Chartered Bank PLC	USD	15,558,976	PLN	64,570,000	521,725
09/20/2023	UBS AG	ILS	5,030,000	USD	1,402,873	32,274
Subtotal—Appreciation						5,455,909
Currency Risk
09/20/2023	BNP Paribas S.A.	CZK	326,430,000	USD	14,712,105	(282,107)
09/20/2023	BNP Paribas S.A.	DKK	65,685,000	USD	9,545,674	(174,354)
09/20/2023	BNP Paribas S.A.	NZD	23,375,000	USD	14,295,150	(223,980)
09/20/2023	Citibank, N.A.	THB	436,000,000	USD	12,720,642	(75,182)
09/20/2023	Citibank, N.A.	USD	6,969,013	TWD	212,465,000	(194,965)
09/20/2023	J.P. Morgan Chase Bank, N.A.	CHF	19,170,000	USD	21,331,053	(765,071)
09/20/2023	J.P. Morgan Chase Bank, N.A.	EUR	15,650,000	USD	16,910,695	(337,472)
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	1,368,682	IDR	20,392,000,000	(19,203)
09/20/2023	Merrill Lynch International	CAD	10,655,000	USD	7,992,392	(93,237)
09/20/2023	Merrill Lynch International	CNY	39,230,000	USD	5,514,401	(7,885)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/05/2023	Morgan Stanley and Co. International PLC	BRL	12,730,000	USD	2,451,660	$(224,312)
09/20/2023	Morgan Stanley and Co. International PLC	PHP	841,900,000	USD	14,967,377	(405,159)
09/20/2023	Morgan Stanley and Co. International PLC	USD	14,739,395	HUF	5,163,210,000	(235,968)
09/20/2023	Standard Chartered Bank PLC	MXN	81,505,000	USD	4,626,307	(198,282)
Subtotal—Depreciation						(3,237,177)
Total Forward Foreign Currency Contracts						$2,218,732

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI AC World Daily Total Return Net Index	SOFR + 0.08%	Quarterly	389,000	May—2024	USD	106,395,390	$—	$4,654,773	$4,654,773
J.P. Morgan Chase Bank, N.A.	Pay	Russell Midcap Growth Total Return Index	SOFR + 0.22%	Monthly	11,200	September—2023	USD	54,935,518	—	157,257	157,257
Subtotal — Appreciation									—	4,812,030	4,812,030
Equity Risk
Goldman Sachs International	Pay	MSCI ACWI USA Growth Net Total Return Index	SOFR - 0.24%	Quarterly	399,000	May—2024	USD	107,321,025	—	(3,341,625)	(3,341,625)
Total — Total Return Swap Agreements									$—	$1,470,405	$1,470,405

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $1,020,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$565,417,134	$—	$—	$565,417,134
Common Stocks & Other Equity Interests	118,054,985	117,991,679	387,727	236,434,391
U.S. Treasury Securities	—	220,423,326	—	220,423,326
Preferred Stocks	—	—	968,148	968,148
Event-Linked Bonds	—	—	702,399	702,399
Money Market Funds	43,885,410	74,994,729	—	118,880,139
Total Investments in Securities	727,357,529	413,409,734	2,058,274	1,142,825,537
Other Investments - Assets*
Futures Contracts	11,749,744	—	—	11,749,744
Forward Foreign Currency Contracts	—	5,455,909	—	5,455,909
Swap Agreements	—	4,812,030	—	4,812,030
	11,749,744	10,267,939	—	22,017,683
Other Investments - Liabilities*
Futures Contracts	(8,117,068)	—	—	(8,117,068)
Forward Foreign Currency Contracts	—	(3,237,177)	—	(3,237,177)
Swap Agreements	—	(3,341,625)	—	(3,341,625)
	(8,117,068)	(6,578,802)	—	(14,695,870)
Total Other Investments	3,632,676	3,689,137	—	7,321,813
Total Investments	$730,990,205	$417,098,871	$2,058,274	$1,150,147,350

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Global Allocation Fund